Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued labilities as of June 30, 2025 and December 31, 2024 are summarized as follows:

	June 30,	December 31,
	2025	2024
Trade payable	€1,885,115	€2,024,811
VAT payable	130,088	56,368
Payroll taxes payable	65,750	56,899
Customer deposits	96,679	772,740
	€2,177,632	€2,910,818